Equity-Based Compensation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Williams Companies Incentive Plan [Member]
Equity-Based Compensation (Textuals) [Abstract]
Shares authorized for issuance	40,000
Shares reserved for future issuance	23,000
Shares available for future grants	11,000
Equity-based compensation expense	$ 57	$ 54	$ 70
Tax benefit from equity-based compensation expense	14	$ 14	17
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense	$ 60
Unrecognized equity-based compensation expense, Weighted-average period of recognition in years	2 years 9 months 18 days
Williams Companies Incentive Plan [Member] | Stock options [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense - Stock Options	$ 2
Rollforward of stock option activity and related information
Options Outstanding, Beginning Balance	7,300
Options, Granted	0
Options, Exercised	(400)
Options, Cancelled	(100)
Options Outstanding, Ending Balance	6,800	7,300
Options Exercisable at Period End	5,800
Options, Aggregate Intrinsic Value, Ending Balance	$ 2
Options, Aggregate Intrinsic Value, Exercisable at Period End	2
Total intrinsic value of options exercised	6	$ 3	4
Tax benefits realized on options exercised	1	0	1
Cash received from the exercise of options	$ 4	$ 9	$ 7
Stock Options Outstanding, Weighted Average Remaining Contractual Life	4 years 2 months 12 days
Stock Options Exercisable, Weighted Average Remaining Contractual Life	3 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options, Weighted Average Exercise Price, Beginning Balance	$ 31.55
Options, Weighted Average Exercise Price, Granted	0
Options, Weighted Average Exercise Price, Exercised	11.31
Options, Weighted Average Exercise Price, Cancelled	35.62
Options, Weighted Average Exercise Price, Ending Balance	32.64	$ 31.55
Options, Weighted Average Exercise Price, Exercisable at Period End	$ 33.22
Estimated fair value at date of grant of options for common stock granted
Weighted-average grant date fair value of options for our common stock granted during the year, per share		$ 5.49	$ 6.61
Weighted-average assumptions:
Dividend yield		4.70%	4.20%
Volatility		30.10%	35.10%
Risk-free interest rate		2.70%	2.10%
Expected life (years)		6 years	6 years
Duration Of Base Term For Peer Group Historical Volatility Measurement	10 years
Williams Companies Incentive Plan [Member] | Nonvested Restricted Stock Units [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense - Restricted Stock Units	$ 58
Rollforward of nonvested restricted stock unit activity and related information
Restricted Stock Units, Nonvested shares, Beginning Balance	4,500
Restricted Stock Units, Granted	2,500
Restricted Stock Units, Forfeited	(500)
Restricted Stock Units, Vested	(1,100)
Restricted Stock Units, Nonvested shares, Ending Balance	5,400	4,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Beginning Balance	$ 28.96
Weighted-average grant date fair value of restricted stock units granted during the year, per share	25.87	$ 30.48	$ 29.47
Restricted Stock Units, Forfeited, Weighted-Average Fair Value	28.48
Restricted Stock Units, Vested, Weighted-Average Fair Value	26.25
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Ending Balance	$ 28.11	$ 28.96
Restricted Stock Units, Vested in Period, Fair Value	$ 29	$ 35	$ 33
Williams Companies Incentive Plan [Member] | Performance Shares [Member]
Rollforward of nonvested restricted stock unit activity and related information
Performance based nonvested restricted stock units as a percent of total nonvested restricted stock units outstanding	39.00%
Williams Companies Incentive Plan [Member] | Performance Shares [Member] | Minimum [Member]
Rollforward of nonvested restricted stock unit activity and related information
Range of vested shares based on extent to which certain financial targets are achieved	0.00%
Williams Companies Incentive Plan [Member] | Performance Shares [Member] | Maximum [Member]
Rollforward of nonvested restricted stock unit activity and related information
Range of vested shares based on extent to which certain financial targets are achieved	200.00%
Employee Stock Purchase Plan [Member]
Equity-Based Compensation (Textuals) [Abstract]
Shares authorized for issuance	3,600
Shares available for future grants	424
No. of shares purchases by employees	322
Average price of shares purchased	$ 19.55